                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
             Check here if Amendment [_] Amendment Number: _________

                        This Amendment (Check only one):
                            [_] is a restatement.
                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL   35233

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Michael J. Klyce
Title:   Vice President & Treasurer
Phone:   205-325-2051

Signature, Place and Date of Signing:

   /s/ Michael J. Klyce
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
May 13, 2004

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:

         $ 118,094 (thousands)

List of Other Included Managers: None

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
                                                     FORM 13F INFORMATION TABLE

-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
     Column 1        Column 2   Column 3  Column 4              Column 5           Column 6   Column 7           Column 8
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
                                                                                                             Voting authority
      Name of         Title of              Value      Shrs or                    Investment   Other         ----------------
      Issuer           Class     CUSIP    (x $1000)    prn amt   SH/PRN  Put/Call Discretion  Managers  Sole      Shared       None
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Allstate Corp         Common   020002101         572     12,575    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
AmSouth
Bancorporation        Common   032165102      27,075  1,151,625    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Brown & Brown, Inc.   Common   115236101       1,242     32,035    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
DR Horton, Inc.       Common   23331A109       2,551     72,000    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Fidelity Natl
Finl, Inc.            Common   316326107         262      6,008    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Flagstar Bancorp
Inc.                  Common   337930101       4,989    194,500    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Indymac
Bancorp, Inc.         Common   456607100       8,474    233,500    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
MGIC Int Corp Wis     Common   552848103      13,007    202,500    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
M/I Schottenstein
Homes, Inc.           Common   55305B101       4,690     99,200    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
New York Cmmty
Bancorp, Inc.         Common   649445103       5,224    152,384    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Old Rep Intl Corp     Common   680223104      13,643    555,500    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Reinsurance Group
Amer Inc.             Common   759351109         297      7,239    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Sanderson Farms
Inc.                  Common   800013104       1,377     37,500    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Bank of America
Corp                  Common   060505104         619      7,700    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Stanley Furniture
Inc.                  Common   854305208       2,998     77,000    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Torchmark Corp        Common   891027104       2,958     55,000    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Fresh Del Monte
Produce Inc.          Common   G36738105      21,103    819,200    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Land America Finl
Corp Inc.             Common   514936103       4,707    104,000    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Erie Indemnity
Company Class A       Common   29530P102         511     10,588    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Progressive
Corporation           Common   743315103         571      6,516    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
HCC Insurance
Holdings Inc.         Common   404132102         632     19,547    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Mercury General
Corp                  Common   589400100         338      6,760    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------
Proassurance Corp     Common   74267C106         254      7,257    SH                Sole                 X
-------------------- --------- --------- ----------- ---------- -------- -------- ---------- ---------- ---- ---------------- ------